Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Schedule of components of loss before income taxes

		For the Period from
	For the Year	January 18, 2022
	Ended	(date of inception) to
	December 31,	December 31,
	2023	2022
U.S. operations	$(36,842)	$(15,253)
Non-U.S. operations	(23,721)	(12,080)
Total loss before income taxes	$(60,563)	$(27,333)

Schedule of reconciliation of the expected income tax (benefit) using the federal statutory income tax rate to the Company's effective income tax rate

	December 31,
	2023	2022
Income tax at federal statutory rate	21.0%	21.0%
State income tax expense, net of federal tax effect	(1.7)%	3.9%
Impact of non-U.S. earnings	(0.3)%	(1.2)%
Change in valuation allowance	(18.9)%	(23.5)%
Non-deductible share-based compensation	(0.6)%	—%
Permanent differences	(0.6)%	(0.2)%
Change in deferred tax rate	1.1%	—%
	—%	—%

Schedule of significant components of net deferred tax asset

	December 31,
	2023	2022
Deferred tax assets:
Net operating loss carryforward	$6,947	$1,309
Intangible assets acquired	9,496	5,020
Capitalized research and development	619	51
Share-based compensation	831	—
Accrued expenses and other	—	39
Total deferred income tax assets	17,893	6,419
Valuation allowance	(17,893)	(6,419)
Total deferred income tax assets, net	$—	$—